Franchise Arrangements (Schedule Of Future Minimum Rent Payments Under Franchised Agreements) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Franchise Arrangements [Line Items]
2016	$ 17,661
2017	16,742
2018	15,326
2019	14,098
2020	12,449
Thereafter	66,424
Total	142,700
Owned Sites [Member]
Franchise Arrangements [Line Items]
2016	6,623
2017	6,451
2018	5,834
2019	5,227
2020	4,563
Thereafter	21,543
Total	50,241
Leased Sites [Member]
Franchise Arrangements [Line Items]
2016	11,038
2017	10,291
2018	9,492
2019	8,871
2020	7,886
Thereafter	44,881
Total	$ 92,459